Leases (Schedule of amount recognized in the statement of comprehensive loss) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Depreciation of right-of-use assets	$ 635,828	$ 570,411
Interest on lease liabilities	378,611	307,691
Expense related to lease payments excluded in the measurement of lease liabilities	$ 243,209	$ 178,707